Corporate Bonds Issuance - Summary of Corporate Bond Liabilities (Detail)	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ARS ($)
Disclosure of external credit grades [line items]
Corporate bonds issuance	$ 39,227,193		$ 40,619,860
Subordinated Resettable - Class A [member]
Disclosure of external credit grades [line items]
Original value		$ 400,000,000
Residual face value		$ 400,000,000
Corporate bonds issuance	34,300,292		33,098,040
Non-subordinated – Class B [member]
Disclosure of external credit grades [line items]
Original value	4,620,570,000
Residual face value	2,889,191,000
Corporate bonds issuance	2,430,823		3,950,950
Non-subordinated – Class C [member]
Disclosure of external credit grades [line items]
Original value	3,207,500,000
Residual face value	2,413,000,000
Corporate bonds issuance	$ 2,496,078		$ 3,570,870